Award Timing Disclosure	12 Months Ended
	May 31, 2024	Oct. 26, 2023 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company does not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. However, it has implemented a practice of timing grants of awards within an open trading window in order to avoid conflicts. The Company’s historical practice has been to make annual grants of equity awards, including options and RSUs, in early October of each year, following the release of the Company’s financial results for its first fiscal quarter in late September. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after first quarter financial results have been released to the market.

In fiscal 2024, the financial results for the Company’s first fiscal quarter were not released until October 10, 2023. Following its historical practice, the Company waited to make the annual grants of equity awards until after those results were released. Accordingly, annual grants for fiscal 2024 were not made until October 26, 2023. This grant date coincided with the Company’s annual meeting of shareholders held October 25, 2023. On October 31, 2023, the Company filed a Current Report on Form 8-K to disclose (1) the vote outcome for the proposals considered by shareholders at the annual meeting on October 25, 2023, (2) the Company’s entry into severance letter agreements with various members of the senior management team, including the NEOs, (3) a retention stock option award made to the Company’s CFO, and (4) a restatement of the Company’s Bylaws made to enhance and modernize the Company’s corporate governance.

Because the annual grant of options to the NEOs in fiscal 2024 occurred on October 26, 2023, which was within four business days prior to the filing of the Current Report on Form 8-K, the Company is presenting the following table to report the percentage change in the closing price of the Company’s common stock between the trading day ending immediately prior to the filing of the Current Report on Form 8-K (October 30, 2023) to the trading day beginning immediately following the filing of the Current Report on Form 8-K (November 1, 2023). As reflected in this table, the market price for Company common stock declined by 1.93% from October 30, 2023 to November 1, 2023. The percentage change in the final column represents the closing market price of the securities underlying the option award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award	Percentage Change

John E. Adent	10/26/2023	698,251	$15.48	$4,200,000	(1.93)%
Douglas E. Jones	10/26/2023	179,550	15.48	1,080,000	(1.93)%
David H. Naemura	10/26/2023	179,550	15.48	1,080,000	(1.93)%
	10/26/2023	379,747	15.48	2,200,000	(1.93)%
Amy M. Rocklin	10/26/2023	109,725	15.48	660,000	(1.93)%

Award Timing Method

The Company does not have any formal policies regarding the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. However, it has implemented a practice of timing grants of awards within an open trading window in order to avoid conflicts. The Company’s historical practice has been to make annual grants of equity awards, including options and RSUs, in early October of each year, following the release of the Company’s financial results for its first fiscal quarter in late September. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after first quarter financial results have been released to the market.

In fiscal 2024, the financial results for the Company’s first fiscal quarter were not released until October 10, 2023. Following its historical practice, the Company waited to make the annual grants of equity awards until after those results were released. Accordingly, annual grants for fiscal 2024 were not made until October 26, 2023. This grant date coincided with the Company’s annual meeting of shareholders held October 25, 2023. On October 31, 2023, the Company filed a Current Report on Form 8-K to disclose (1) the vote outcome for the proposals considered by shareholders at the annual meeting on October 25, 2023, (2) the Company’s entry into severance letter agreements with various members of the senior management team, including the NEOs, (3) a retention stock option award made to the Company’s CFO, and (4) a restatement of the Company’s Bylaws made to enhance and modernize the Company’s corporate governance.

Because the annual grant of options to the NEOs in fiscal 2024 occurred on October 26, 2023, which was within four business days prior to the filing of the Current Report on Form 8-K, the Company is presenting the following table to report the percentage change in the closing price of the Company’s common stock between the trading day ending immediately prior to the filing of the Current Report on Form 8-K (October 30, 2023) to the trading day beginning immediately following the filing of the Current Report on Form 8-K (November 1, 2023). As reflected in this table, the market price for Company common stock declined by 1.93% from October 30, 2023 to November 1, 2023. The percentage change in the final column represents the closing market price of the securities underlying the option award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company’s historical practice has been to make annual grants of equity awards, including options and RSUs, in early October of each year, following the release of the Company’s financial results for its first fiscal quarter in late September. As a result, these grants typically are made at a time when possession of material nonpublic information is less likely and after first quarter financial results have been released to the market.
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award	Percentage Change

John E. Adent	10/26/2023	698,251	$15.48	$4,200,000	(1.93)%
Douglas E. Jones	10/26/2023	179,550	15.48	1,080,000	(1.93)%
David H. Naemura	10/26/2023	179,550	15.48	1,080,000	(1.93)%
	10/26/2023	379,747	15.48	2,200,000	(1.93)%
Amy M. Rocklin	10/26/2023	109,725	15.48	660,000	(1.93)%

John E. Adent
Awards Close in Time to MNPI Disclosures
Name		John E. Adent
Underlying Securities | shares		698,251
Exercise Price | $ / shares		$ 15.48
Fair Value as of Grant Date | $		$ 4,200,000
Underlying Security Market Price Change | Rate		(1.93%)
Douglas E. Jones
Awards Close in Time to MNPI Disclosures
Name		Douglas E. Jones
Underlying Securities | shares		179,550
Exercise Price | $ / shares		$ 15.48
Fair Value as of Grant Date | $		$ 1,080,000
Underlying Security Market Price Change | Rate		(1.93%)
David H. Naemura
Awards Close in Time to MNPI Disclosures
Name		David H. Naemura
Underlying Securities | shares		179,550
Exercise Price | $ / shares		$ 15.48
Fair Value as of Grant Date | $		$ 1,080,000
Underlying Security Market Price Change | Rate		(1.93%)
David Special Retention Bonus Grant
Awards Close in Time to MNPI Disclosures
Underlying Securities | shares		379,747
Exercise Price | $ / shares		$ 15.48
Fair Value as of Grant Date | $		$ 2,200,000
Underlying Security Market Price Change | Rate		(1.93%)
Amy M. Rocklin
Awards Close in Time to MNPI Disclosures
Name		Amy M. Rocklin
Underlying Securities | shares		109,725
Exercise Price | $ / shares		$ 15.48
Fair Value as of Grant Date | $		$ 660,000
Underlying Security Market Price Change | Rate		(1.93%)